DEBT - 2019 and 2039 Senior Notes (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Sep. 30, 2009 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)
Debt
Pre-tax loss on debt repurchased			$ 55,000,000
Other income, net
Debt
Pre-tax loss on debt repurchased			55,000,000
2019 and 2039 Notes
Debt
Number of public offerings | item		2
2019 and 2039 Notes | Other income, net
Debt
Pre-tax loss on debt repurchased	$ 4,000,000
2019 and 2039 Notes | Interest expense, net | Reclassification Out of Accumulated Other Comprehensive Income
Debt
Interest expense, net	2,000,000
2019 Senior Notes, net
Debt
Principal amount		$ 900,000,000
Net proceeds		895,000,000
Debt instrument, interest rate, stated percentage				5.13%
Amount of debt repurchased	274,000,000
Estimated fair value of outstanding debt			678,000,000	$ 662,000,000
2039 Senior Notes, net
Debt
Principal amount		1,100,000,000
Net proceeds		$ 1,080,000,000
Debt instrument, interest rate, stated percentage				6.25%
Amount of debt repurchased	$ 226,000,000
Estimated fair value of outstanding debt			$ 981,000,000	$ 1,132,000,000